2. Concessions and Authorizations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	R$ 2,550,691	R$ 4,578,981
Intangible assets	6,029,097	6,452,824
Amortization		2,505
End of concession in 2024
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	148,720	148,868
Intangible assets	152,538	198,688
Fair value of assets from the indemnity for the concession	9,184	(197)
Amortization	(29,012)
Effects
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	199,257	154,800
Intangible assets	(148,919)	(154,800)
Fair value of assets from the indemnity for the concession	3,009	41,078
Amortization	6,253
End of concession in 2019
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	347,977	303,668
Intangible assets	3,619	43,888
Fair value of assets from the indemnity for the concession	12,193	R$ 40,881
Amortization	R$ (22,759)